Provision for Income Taxes - Schedule of Expected Tax Expense (Benefit) Based on US Federal Statutory Rate (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Statutory Federal Income Tax Rate	(21.00%)	(21.00%)	(21.00%)	(21.00%)
State and Local Taxes, Net of Federal Tax Benefit	(13.56%)	(13.56%)	(13.56%)	(13.56%)
Stock Based Compensation Expense (ISO)	22.10%	14.60%	14.50%	12.60%
Change in Valuation Allowance	12.46%	19.96%	20.06%	21.96%
Income Taxes Provision (Benefit)	0.00%	0.00%	0.00%	0.00%